Financial Assets and Financial Liabilities (Summary of Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets [abstract]
Trade receivables	¥ 81,990	¥ 386,480
Bills receivable	0	1,090,479
Other receivables	105,803	83,551
Amounts due from related parties excluded prepayments	2,219,007	1,953,471
Cash and cash equivalents	8,741,893	7,504,266	¥ 5,440,623	¥ 1,077,430
Time deposits with banks	1,500,000	2,000,000
Financial assets at fair value through other comprehensive income	1,672,431	0
Financial assets at fair value through profit or loss	2,727,279	0
Total finanical assets	17,048,403	13,018,247
Financial liabilities [abstract]
Borrowings	497,249	606,157
Trade payables	2,922,998	1,908,457
Other payables	5,167,230	3,568,817
Amounts due to related parties	4,567,814	3,731,687
Financial liabilities at fair value through profit or loss	11,005	1,516
Total financial liabilities	¥ 13,166,296	¥ 9,816,634